Leases (Details 3) $ in Thousands	Dec. 31, 2020 USD ($)
Leases [Abstract]
2021	$ 759
2022	513
2023	357
2024	357
2025 and beyond	1,200
Total future minimum operating and short-term lease payments	3,186
Less effects of discounting	(498)
Lease liabilities recognized	$ 2,688